Leases - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Line Items]
Lease liabilities, carrying amount	$ 1,759	$ 1,623	$ 1,615
Payments of short-term leases	296	292
Payments for leases of low-value assets	10	17
Cash outflow for leases	645	689
Payments of lease liabilities, classified as financing activities	233	293
Expense relating to varible lease payments not included in measurement of lease liabilities	2,342	2,113
Australian dollar
Leases [Line Items]
Lease liabilities, carrying amount	437	408
Oil and gas properties
Leases [Line Items]
Lease liabilities, carrying amount	2	33	$ 130
Lease commitments for short term and low value lease commitments not included in financial statements	$ 249	$ 276